Notes Receivable	6 Months Ended
Jun. 30, 2019
Disclosure Text Block [Abstract]
Notes Receivable

NOTE 13 – NOTES RECEIVABLE

On July 15, 2016, the Company entered into a charter restructuring agreement for the reduction of the hire rate for five Containerships chartered out to Hyundai Merchant Marine Co. (“HMM”) which resulted in a decrease in cash charter hire to be received of approximately $38,461. More specifically, the reduction of the hire rate will be applied as follows:

•With effect from (and including) July 18, 2016 until (and including) December 31, 2019, hire rate shall be reduced to $24,400 per day pro rata.

•With effect from (and including) January 1, 2020, hire rate shall be restored to the rate of $30,500 per day pro rata until redelivery.

In exchange for the reduction of the hire rate, the Company received (i) $7,692 on principal amount of senior, unsecured notes, amortizing subject to available cash flows, accruing interest at 3% per annum payable on maturity in July 2024 and (ii) 3,657 freely tradable securities of HMM (publicly traded at the Stock Market Division of the Korean Exchange).

On July 18, 2016, the Company recognized the fair value of the HMM securities totaling $40,277 and also recognized the fair value of the senior unsecured notes totaling $6,074. The total fair value of the non-cash compensation received was recognized as deferred revenue, which will be amortized over the remaining duration of the each time charter. The Company recognized non-cash interest income and discount unwinding totaling to $246 and $207, respectively, for these instruments under the caption “Interest income” in the condensed Consolidated Statements of Operations for each of the six month periods ended June 30, 2019 and 2018, respectively. As of June 30, 2019 and December 31, 2018, the outstanding balance of the notes receivable, including accrued interest and discount unwinding, amounted to $7,329 and $6,942, respectively.

For the six month periods ended June 30, 2019 and 2018, the Company recorded an amount of $6,058 and $6,001, respectively, of deferred revenue amortization in the condensed Consolidated Statements of Operations under the caption “Time charter and voyage revenues”.

As of June 30, 2019, the outstanding balances of the current and non-current portion of deferred revenue in relation to HMM amounted to $6,672 and $3,880, respectively. As of December 31, 2018, the outstanding balances of the current and non-current portion of deferred revenue in relation to HMM amounted to $12,101 and $4,366, respectively.

During August 2016, the Company sold all the shares for net proceeds on sale of $20,842 resulting in a loss on sale of $19,435, which was presented under the caption “Loss on sale of securities” in the Consolidated Statements of Operations for the year ended December 31, 2016 and the proceeds were classified as investing activities in the Consolidated Statements of Cash Flows for the year ended December 31, 2016.

On January 12, 2017, the Company sold the vessel the MSC Cristina (see Note 4 — Vessels, net) for a gross sale price of $126,000 and received a cash payment of $107,250 and a note receivable of $18,750 accruing interest at 6% per annum payable in 16 quarterly instalments. As of June 30, 2019, the outstanding balances of the current and non-current note receivable amounted to $4,687 and $2,344, respectively. For each of the six month periods ended June 30, 2019 and 2018, the Company recorded interest income of $245 and $388, respectively, including accrued interest income of $57 and $94, respectively, under the caption “Interest income” in the condensed Consolidated Statements of Operations.